Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000015044 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000015044 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015044 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000015044 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000015044 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000015044 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000015044 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000015044 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000015044 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000015044 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000015044 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000015044 [Member] | Cash Collateral Invested for Securities on Loan [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000015044 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	95.90%
C000015044 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000015042 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000015042 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015042 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000015042 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000015042 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000015042 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000015042 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000015042 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000015042 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000015042 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000015042 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000015042 [Member] | Cash Collateral Invested for Securities on Loan [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000015042 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	95.90%
C000015042 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000015051 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000015051 [Member] | U S Treasury Obligations Quality [Member]
Holdings [Line Items]
Percent of Total Investments	36.20%
C000015051 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000015051 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000015051 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000015051 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000015051 [Member] | Cash Collateral Invested for Securities on Loan [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000015051 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015051 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%
C000015051 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
C000015051 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000015051 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	36.20%
C000015051 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000015053 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000015053 [Member] | U S Treasury Obligations Quality [Member]
Holdings [Line Items]
Percent of Total Investments	36.20%
C000015053 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000015053 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000015053 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000015053 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000015053 [Member] | Cash Collateral Invested for Securities on Loan [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000015053 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015053 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%
C000015053 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
C000015053 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000015053 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	36.20%
C000015053 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000015059 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000015059 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000015059 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000015059 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000015059 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000015059 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000015059 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000015059 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000015059 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000015059 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000015059 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
C000015059 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015059 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.20%
C000015059 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.50%
C000015059 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.40%
C000015059 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015059 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015059 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015059 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000015059 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015059 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.80%
C000015059 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.30%
C000015059 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.80%
C000015059 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.80%
C000015059 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015059 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015059 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.30%
C000015059 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.90%
C000015059 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.10%
C000015059 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.80%
C000015059 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000015059 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.30%
C000015059 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000015059 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015059 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.50%
C000015059 [Member] | Cash Collateral Invested for Securities on Loan [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000015059 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	92.50%
C000015059 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000015059 [Member] | Long Equity Index Futures Notional Value [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000015059 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000015057 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000015057 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000015057 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000015057 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000015057 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000015057 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000015057 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000015057 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000015057 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000015057 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000015057 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
C000015057 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015057 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.20%
C000015057 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.50%
C000015057 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.40%
C000015057 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015057 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015057 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015057 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000015057 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015057 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.80%
C000015057 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.30%
C000015057 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.80%
C000015057 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.80%
C000015057 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015057 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015057 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.30%
C000015057 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.90%
C000015057 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.10%
C000015057 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.80%
C000015057 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000015057 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.30%
C000015057 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000015057 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015057 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.50%
C000015057 [Member] | Cash Collateral Invested for Securities on Loan [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000015057 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	92.50%
C000015057 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000015057 [Member] | Long Equity Index Futures Notional Value [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000015057 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000015273 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000015273 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000015273 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.50%
C000015273 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
C000015273 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000015273 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000015273 [Member] | Water [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000015273 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000015273 [Member] | General [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
C000015273 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000015273 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000015273 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000015273 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000015273 [Member] | School District [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000015273 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000015273 [Member] | Power [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000015273 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000015273 [Member] | General Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000015275 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000015275 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000015275 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.50%
C000015275 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
C000015275 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000015275 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000015275 [Member] | Water [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000015275 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000015275 [Member] | General [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
C000015275 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000015275 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000015275 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000015275 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000015275 [Member] | School District [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000015275 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000015275 [Member] | Power [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000015275 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000015275 [Member] | General Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000247853 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000247853 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	62.40%
C000247853 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000015425 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000015425 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	62.40%
C000015425 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000015424 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000015424 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	62.40%
C000015424 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000215930 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000215930 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	62.40%
C000215930 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000015427 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000015427 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	62.40%
C000015427 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000015430 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000015430 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000015430 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%
C000015430 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	40.60%
C000109084 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000109084 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000109084 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%
C000109084 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	40.60%
C000015429 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000015429 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000015429 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%
C000015429 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	40.60%
C000015428 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000015428 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000015428 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%
C000015428 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	40.60%
C000247854 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000247854 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000247854 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%
C000247854 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	40.60%
C000107165 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000107165 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000107165 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000107165 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.90%
C000107165 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000107165 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000107165 [Member] | Water [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000107165 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000107165 [Member] | General [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
C000107165 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000107165 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000107165 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000107165 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000107165 [Member] | School District [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000107165 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000107165 [Member] | Power [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000107165 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000107165 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000107165 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000107165 [Member] | General Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000107164 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000107164 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000107164 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000107164 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.90%
C000107164 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000107164 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000107164 [Member] | Water [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000107164 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000107164 [Member] | General [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
C000107164 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000107164 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000107164 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000107164 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000107164 [Member] | School District [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000107164 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000107164 [Member] | Power [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000107164 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000107164 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000107164 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000107164 [Member] | General Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000107168 [Member] | Cash Collateral Invested for Securities on Loan [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000107168 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000107168 [Member] | Real Estate Related Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
C000107168 [Member] | Real Estate Related Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000107168 [Member] | Real Estate Related Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000107168 [Member] | Real Estate Related Investment Company [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000107168 [Member] | Commodity Related Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	44.30%
C000107168 [Member] | Commodity Related Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107169 [Member] | Cash Collateral Invested for Securities on Loan [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000107169 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000107169 [Member] | Real Estate Related Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
C000107169 [Member] | Real Estate Related Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000107169 [Member] | Real Estate Related Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000107169 [Member] | Real Estate Related Investment Company [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000107169 [Member] | Commodity Related Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	44.30%
C000107169 [Member] | Commodity Related Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000107171 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000107171 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000107171 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000107171 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000107171 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000107171 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000107171 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000107171 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000107171 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000107171 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000107171 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
C000107171 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000107171 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	49.00%
C000107171 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.40%
C000107171 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.10%
C000107171 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.10%
C000107171 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.30%
C000107171 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.90%
C000107171 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.00%
C000107171 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000107171 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000107171 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.10%
C000107171 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.40%
C000107171 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107171 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.70%
C000107171 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000107171 [Member] | Long Equity Index Futures Notional Value [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000107171 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000107171 [Member] | Short Equity Index Futures Notional Value [Member]
Holdings [Line Items]
Percent of Total Investments	(49.60%)
C000107171 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000107170 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000107170 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000107170 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000107170 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000107170 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000107170 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000107170 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000107170 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000107170 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000107170 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000107170 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
C000107170 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000107170 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	49.00%
C000107170 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.40%
C000107170 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.10%
C000107170 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.10%
C000107170 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.30%
C000107170 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.90%
C000107170 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.00%
C000107170 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000107170 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000107170 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.10%
C000107170 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.40%
C000107170 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107170 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.70%
C000107170 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000107170 [Member] | Long Equity Index Futures Notional Value [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000107170 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000107170 [Member] | Short Equity Index Futures Notional Value [Member]
Holdings [Line Items]
Percent of Total Investments	(49.60%)
C000107170 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000107172 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000107172 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107172 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
C000107172 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000107172 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000107172 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000107172 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000107172 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000107172 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000107172 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000107172 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000107172 [Member] | Cash Collateral Invested for Securities on Loan [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000107172 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000107172 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%